FINANCIAL INSTRUMENTS - Estimated fair values of derivative financial instruments included in risk management asset (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation Of Changes In Derivative Financial Assets (Liabilities), Net [Roll Forward]
Derivative financial asset (liability), net	$ 489	$ 854
Net change in fair value of outstanding derivatives financial instruments recognized in: Risk management activities	(37)	(25)	$ (374)
Net change in fair value of outstanding derivatives financial instruments recognized in: Foreign exchange	(375)	(304)
Net change in fair value of outstanding derivatives financial instruments recognized in: Other comprehensive income (loss)	24	(36)
Derivative financial asset (liability), net	101	489	$ 854
Asset (liability), included in current portion of other long-term (liabilities) assets	(103)	222
Asset (liability), included in other long-term assets	$ 204	$ 267